Commitments and Contingencies (Details Narrative)													1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 30, 2024 USD ($)	Jan. 15, 2024 USD ($)	Mar. 29, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Dec. 23, 2022 USD ($)	Aug. 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Jan. 31, 2020 USD ($) shares	Jan. 09, 2020 USD ($)	Apr. 18, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) ft²	Dec. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 12, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 26, 2023 shares	May 10, 2022 $ / shares
Loss Contingencies [Line Items]
License agreements up front cash payment												$ 200,000
Aggregate milestone cash payments									$ 1,000,000	$ 22,500,000		21,500,000						$ 500,000	$ 1,500,000
Second license agreement milestone												$ 2,500,000
Cash payment exercise price withheld									351,579
Milestone payment description										the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%.
Cash payment															$ 7,261
Operating lease rent expense														$ 7,795	22,047	$ 148,881	$ 154,841
Financial Designation, Predecessor and Successor [Fixed List]													Successor	Successor		Predecessor	Successor
Reclassification shares of common stock value classified as temporary to permanent equity														$ 331,331
Lessee, Lease, Description [Line Items]
Operating lease asset amortization															$ 7,839
Lease Commitment [Member]
Loss Contingencies [Line Items]
Operating lease rent expense		$ 112,064
Subsequent Event [Member]
Loss Contingencies [Line Items]
Operating lease rent expense		$ 112,064
License Agreement [Member] | L&F Research LLC [Member]
Loss Contingencies [Line Items]
Aggregate milestone cash payments					$ 1,500,000	$ 1,500,000	$ 1,500,000
Milestone payment description				the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000
Reclassification shares of common stock | shares																331,331
License Agreement [Member] | L&F Research LLC [Member] | Waiver A [Member]
Loss Contingencies [Line Items]
Debt instrument decrease forgiveness			$ 351,579	$ 351,579
Cash payment			$ 648,421	$ 648,421
Maturity date				Mar. 31, 2023
Reclassification shares of common stock | shares			188
Reclassification shares of common stock value classified as temporary to permanent equity			$ 331,331
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member]
Loss Contingencies [Line Items]
Cash payment	$ 500,000			$ 500,000
Maturity date				Jan. 31, 2024
Net proceeds from issuance of equity capital				$ 30,000,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Cash payment	$ 500,000
Phase One Two Milestone [Member]
Loss Contingencies [Line Items]
Aggregate milestone cash payments									500,000
First Anniversary Milestone [Member]
Loss Contingencies [Line Items]
Aggregate milestone cash payments									$ 500,000
Predecessor [Member]
Loss Contingencies [Line Items]
License agreements up front cash payment										$ 346,321
Number of shares issued | shares										200,000
Grant date fair value										$ 460,000
Number of operating lease square feet | ft²											3,500
Lease cost											$ 89,000
Operating lease rent expense											$ 497,000
Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares										227										3,938
Aggregate common stock exercise price share | $ / shares										$ 4,053.00				$ 4,025.00							$ 3.20
Fair value of warrant													$ 584,260				$ 584,260
Warrant [Member] | Predecessor [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares								175,789		400,000		878,947		351,578
Aggregate common stock exercise price share | $ / shares										$ 2.30		$ 1.00
Grant date fair value								$ 153,324				$ 766,384
Warrant exercisable												5 years
Issue date fair value										$ 815,822
Warrant One [Member] | Predecessor [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares										600,000		351,579
Fair value of warrant												$ 306,411
Five Year Warrant [Member] | Predecessor [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares										1,000,000
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of product sales												5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of product sales												10.00%